Summary of Significant Accounting Policies (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Liabilities:
Warrant derivatives	$ 17,964	$ 33,593	$ 232,501	$ 38,427	$ 39,337	$ 38,557
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Warrant derivatives
Contingent consideration
Total liabilities at fair value
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Warrant derivatives
Contingent consideration
Total liabilities at fair value
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Warrant derivatives	17,964	33,593				38,557
Contingent consideration	4,519,307	4,624,367				141,607
Total liabilities at fair value	$ 4,537,271	$ 4,657,960				$ 180,164